johim13f-31-03-2012
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         May 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      73
                                                  -----------------------

Form 13F Information Table Value Total:              $837,390 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
51Job Inc		    	SP ADR REP COM 	 316827 10 4	 3,820		 67,174	   	SH	Shared-Defined	  0			  67,174
Agco Corporation 		COM		 001084 10 2	 5,184		109.800		SH	Shared-Defined	  0			 109.800
Airgas Inc			COM		 009363 10 2	17,761		199,625		SH	Shared-Defined	  0			 199,625
Altria Group Inc		COM		 02209S 10 3	 2,578		 83,500		SH	Shared-Defined	  0			  83,500
Amazon.com Inc 			COM		 023135 10 6	 2,777		 10,255		SH	Shared-Defined	  0			  10,255
American Express Co		COM		 025816 10 9	14,889		257,320		SH	Shared-Defined	  0			 257,320
American Tower Corporation	COM		 029912 20 1	11,551		183,297		SH	Shared-Defined	  0			 183,297
Apache Corporation		COM		 037411 10 5	 5,428		 54,042		SH	Shared-Defined	  0			  54,042
Apple Inc			COM		 037833 10 0	55,279		 92,200		SH	Shared-Defined	  0			  92,200
AT&T Inc			COM		 00206R 10 2	 3,379		108,195		SH	Shared-Defined	  0			 108,195
Banco Bradesco			SP ADR PDF NEW	 059460 30 3	 5,631		321,763		SH	Shared-Defined	  0			 321,763
BE Aerospace			COM		 073302 10 1	 9,202		198,022		SH	Shared-Defined	  0			 198,022
Becton Dickinson		COM		 075887 10 9	 4,406		 56,738		SH	Shared-Defined	  0			  56,738
Berkshire Hathaway		COM		 084670 70 2	 1,323		 16,300		SH	Shared-Defined	  0			  16,300
Bunge Ltd			COM		 G16962 10 5	 1,730		 25,273		SH	Shared-Defined	  0			  25,273
Cadiz Inc			COM		 127537 20 7	 3,929		427,112		SH	Shared-Defined	  0			 427,112
Celgene Corporation 		COM		 151020 10 4	 9,326		120,300		SH	Shared-Defined	  0			 120,700
Chubb Corporation		COM		 171232 10 1	 1,353		 19,580		SH	Shared-Defined	  0			  19,580
Cisco Systems			COM		 17275R 10 2	 1,766		 83,500		SH	Shared-Defined	  0			  85,500
Citigroup Inc			COM		 172967 42 4	 1,697		 46,438		SH	Shared-Defined	  0			  46,438
Citrix Systems			COM		 177376 10 0	 3,213		 40,715		SH	Shared-Defined	  0			  40,715
Coca-Cola			COM		 191216 10 0	18,490		249,825		SH	Shared-Defined	  0			 249,825
Colgate-Palmolive		COM		 194162 10 3	61,241		626,310		SH	Shared-Defined	  0			 626,310
ConocoPhillips			COM		 20825C 10 4	   796		 10,475		SH	Shared-Defined	  0			  10,475
Ctrip.Com International Ltd	AMERICAN DEP SHS 22943F 10 0	 1,364		 63,038		SH	Shared-Defined	  0			  63,038
DaVita Inc			COM		 23918K 10 8	 9,462		104,934		SH	Shared-Defined	  0			 104,934
Dominion Resources Inc 		COM		 25746U 10 9	13,065		255,127		SH	Shared-Defined	  0			 255,127
Emerson Electric Co		COM		 291011 10 4	 9,207		176,450		SH	Shared-Defined	  0			 176,450
Express Scripts Inc		COM		 302182 10 0	 5,829		107,579		SH	Shared-Defined	  0			 107,579
Exxon Mobil Corporation		COM		 30231G 10 2	 7,796		 89,891		SH	Shared-Defined	  0		          89,891
General Electric Co of America	COM		 369604 10 3	25,963	      1,293,620		SH	Shared-Defined	  0		       1,293,620
Goldcorp Inc			COM		 380956 40 9	14,952		331,815		SH	Shared-Defined	  0			 331,815
Goldman Sachs Group		COM		 38141G 10 4	 1,614		 12,980		SH	Shared-Defined	  0			  12,980
Hanover Insurance Group		COM		 410867 10 5	   720		 17,500		SH	Shared-Defined	  0			  17,500
Hershey Co (The)		COM		 427866 10 8	   676		 11,030		SH	Shared-Defined	  0			  11,030
Hess Corporation		COM		 42809H 10 7	 4,357		 73,918		SH	Shared-Defined	  0			  73,918
Home Depot Inc			COM		 437076 10 2	 6,736		133,884		SH	Shared-Defined	  0			 133,884
Informatica Corporation		COM		 45666Q 10 2	10,313		194,955		SH	Shared-Defined	  0			 194,955
Intel Corporation		COM		 458140 10 0	   380 	       	 13,500		SH	Shared-Defined	  0			  13,500
JP Morgan Chase			COM		 46625H 10 0	   556		 12,100		SH	Shared-Defined	  0			  12,100
Kansas City Southern Industries	COM		 485170 30 2	15,727		219,376		SH	Shared-Defined	  0			 219,376
Kraft Foods Inc			COM		 50075N 10 4	   990		 26,056		SH	Shared-Defined	  0			  26,056
Lazard Ltd			SHS A		 G54050 10 2	 3,099		108,500		SH	Shared-Defined	  0			 108,500
Marsh & McLennan		COM		 571748 10 2    30,783		938,807		SH	Shared-Defined	  0			 938,807
McDonald's Corporation		COM		 580135 10 1	25,127		256,139		SH	Shared-Defined	  0			 256,139
Mead Johnson Nutrition 		COM		 582839 10 6	 8,479		102,800		SH	Shared-Defined	  0			 102,800
Merck & Co Inc			COM		 58933Y 10 5	   624		 16,240		SH	Shared-Defined	  0			  16,240
Metlife Inc			COM		 59156R 10 8	 2,256		 60,400		SH	Shared-Defined	  0			  60,400
MGM Resorts International	COM		 552953 10 1	 1,271		 93,330		SH	Shared-Defined	  0			  93,330
Microsoft Corporation		COM		 594918 10 4	14,645		454,030		SH	Shared-Defined	  0			 454,030
Monsanto Com US$0.01		COM		 61166W 10 1	 2,434		 30,520		SH	Shared-Defined	  0			  30,520
National Oilwell Varco		COM		 637071 10 1	24,353		306,444		SH	Shared-Defined	  0			 306,444
Northern Trust Corporation	COM		 665859 10 4	 6,757		142,400		SH	Shared-Defined	  0			 142,400
Oracle Corporation		COM		 68389X 10 5	 5,214		178,813		SH	Shared-Defined	  0			 178,813
Pepsico Inc			COM		 713448 10 8	   672		 10,125		SH	Shared-Defined	  0			  10,125
Pfizer Inc			COM		 717081 10 3	46,165	      2,038,642		SH	Shared-Defined	  0		       2,038,642
Philip Morris International	COM		 718172 10 9	30,413		343,225		SH	Shared-Defined	  0			 343,225
Polypore Intl Inc		COM		 73179V 10 3	 7,915		225,120		SH	Shared-Defined	  0			 225,120
Praxair Inc			COM		 74005p 10 4	47,556		414,829		SH	Shared-Defined	  0			 414,829
Procter & Gamble Co		COM		 742718 10 9	 1,256		 18,694		SH	Shared-Defined	  0			  18,694
Qualcomm Inc			COM		 747525 10 3	39,698		583,276		SH	Shared-Defined	  0			 583,276
Reynolds American		COM		 761716 10 6	47,726	      1,151,693		SH	Shared-Defined	  0		       1,151,693
Ryanair Holdings		SPONSORED ADR	 783513 10 4	 5,987		165,028		SH	Shared-Defined	  0			 165,028
Salesforce.com Inc		COM		 79466L 30 2	24,346		157,570		SH	Shared-Defined	  0			 157,570
Schlumberger			COM		 806857 10 8	28,079		401,530		SH	Shared-Defined	  0			 401,530
Seadrill Ltd			COM		 G7945E 10 5	   413		 11,000		SH	Shared-Defined	  0			  11,000
Soufun Holdings Ltd		ADR		 836034 10 8	 3,119		164,871		SH	Shared-Defined	  0			 164,871
Taiwan Semiconductor 		SPONSORED ADR	 874039 10 0	 2,414		158,000		SH	Shared-Defined	  0			 158,000
Union Pacific Corporation	COM		 907818 10 8	 3,719		 34,600		SH	Shared-Defined	  0			  34,600
United Technologies Corporation	COM		 913017 10 9	17,327		208,915		SH	Shared-Defined	  0			 208,915
Verizon Communications		COM		 92343V 10 4 	 5,510		144,133		SH	Shared-Defined	  0			 144,133
Wells Fargo & Co		COM		 949746 10 1	19,700		577,029		SH	Shared-Defined	  0			 577,029
Wisconsin Energy Corporation	COM		 976657 10 6	 4,579		130,145		SH	Shared-Defined	  0			 130,145